Other general administrative expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other general administrative expenses [Abstract]
Property, fixtures and supplies	R$ 1,284,490	R$ 1,278,556	R$ 1,268,498
Technology and systems	1,364,720	1,246,809	1,192,533
Advertising	617,563	486,772	523,343
Communications	593,272	488,799	481,217
Per diems and travel expenses	106,956	133,123	160,135
Taxes other than income tax	122,570	84,932	128,022
Surveillance and cash courier services	630,466	622,362	614,596
Insurance premiums	27,289	21,308	20,975
Specialized and technical services	1,901,056	1,744,726	1,820,657
Technical reports	370,546	437,683	406,755
Others specialized and technical services	1,530,510	1,307,043	1,413,902
Other administrative expenses	534,935	435,758	506,364
Total	R$ 7,183,317	R$ 6,543,145	R$ 6,716,340